Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Remuneration and benefits to employees	$ (260,863)	$ (227,620)	$ (208,697)
Raw material and supplies	(203,569)	(172,084)	(162,335)
Depreciation expense	(212,582)	(232,275)	(271,128)
Amortization expense	(160)	(219)	(184)
Operating leases	(75,395)	(80,160)	(71,548)
Investment plan expenses	(13,384)	(17,180)	(17,697)
Contractors	(78,825)	(72,348)	(66,051)
Mining concessions	8,168	7,802	7,313
Operations transport	(64,352)	(69,052)	(59,399)
Freight and product transport costs	43,510	55,383	64,857
Purchases from third parties	(239,781)	(208,147)	(211,928)
Insurance policies	(9,816)	(10,255)	(12,033)
CORFO right	182,954	46,274	41,962
Export costs	(84,816)	(83,057)	(105,307)
Other expenses, by nature	(38,925)	(14,034)	(4,818)
Total	(1,483,524)	(1,394,822)	(1,328,285)
Cost of Sales [Member]
Inventory provision variation	$ 11,600	$ (90,998)	$ (10,774)